DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balances and changes in DAC
Balance, beginning of period	$ 1,628	$ 1,480
Capitalization of commissions, sales, and issue expenses	550	459
Amortization	(200)	(163)
Change due to unrealized gains and losses	105	(152)
Implementation of ASU 2016-13	0	4
Balance, end of period	2,083	1,628
Balances and changes in VOBA
Balance, beginning of period	1,792	2,040
Amortization	(109)	(45)
Change due to unrealized gains and losses	80	(192)
Other	23	(11)
Balance, end of period	1,786	$ 1,792
Expected amortization of VOBA for the next five years
2022	121
2023	123
2024	123
2025	116
2026	$ 99